Shareholder Report, Average Annual Return (Details) 199502_U.S. Diversified Real Estate ETF_TF_TSR Annual {TF}	12 Months Ended	60 Months Ended	95 Months Ended
	Feb. 28, 2026	Feb. 28, 2026	Feb. 28, 2026
U.S. Diversified Real Estate ETF
Average Annual Return [Line Items]
Line Graph and Table Measure Name	U.S. Diversified Real Estate ETF NAV
Average Annual Return, Percent	(0.71%)	4.56%	6.67%
S&P 500 TR [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 TR
Average Annual Return, Percent	16.99%	14.19%	14.58%
USREX - U.S. Diversified Real Estate Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	USREX - U.S. Diversified Real Estate Index
Average Annual Return, Percent	(0.19%)	5.18%	7.16%